Debt Securities in Issue (Tables)	12 Months Ended
Mar. 31, 2023
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Summary of Debt Securities in Issue
Debt securities in issue at March 31, 2023 and 2022 consisted of the following:

		At March 31,
	Interest rate	2023	2022

		(In millions)
SMFG:
Unsubordinated bonds:
Unsubordinated bonds, payable in United States dollars, due 2022-2052	0.05%-5.77%	¥5,741,299	¥5,325,808
Unsubordinated bonds, payable in euros, due 2022-2033	0.00%-1.72%	721,701	825,503
Unsubordinated bonds, payable in Japanese yen, due 2027-2034	0.86%-1.47%	120,984	—
Unsubordinated bonds, payable in Australian dollars, due 2023-2028	1.32%-4.60%	104,673	177,013
Unsubordinated bonds, payable in Hong Kong dollars, due 2028	3.54%	4,833	4,638
Subordinated bonds:
Subordinated bonds, payable in Japanese yen, due 2024-2033	0.47%-1.67%	571,671	471,753
Subordinated bonds, payable in United States dollars, due 2024-2041	2.14%-4.44%	462,082	451,272

Total SMFG		7,727,243	7,255,987

SMBC:
Commercial paper	(0.57%)-5.40%	1,292,198	1,229,180
Unsubordinated bonds:
Unsubordinated bonds, payable in United States dollars, due 2022-2045	3.00%-5.99%	437,393	542,129
Unsubordinated bonds, payable in euros, due 2023	2.75%	72,101	68,124
Unsubordinated bonds, payable in Australian dollars, due 2023-2027	2.90%-4.79%	15,109	12,048
Unsubordinated bonds, payable in Hong Kong dollars, due 2025	2.92%	12,423	11,672
Unsubordinated bonds, payable in Chinese yuan, due 2023	3.20%	19,416	19,239
Subordinated bonds:
Subordinated bonds, payable in Japanese yen, due 2026	2.17%-2.21%	59,997	59,996

Total SMBC		1,908,637	1,942,388

Other subsidiaries:
Commercial paper	(0.01%)-5.59%	1,293,691	1,195,399
Unsubordinated bonds:
Unsubordinated bonds, payable in Japanese yen, due 2022-2050	0.01%-14.15%	140,582	165,051
Unsubordinated bonds, payable in United States dollars, due 2022-2037	0.01%-4.00%	148,425	205,438
Unsubordinated bonds, payable in euros, due 2023-2029	0.01%-3.60%	583,083	444,969
Unsubordinated bonds, payable in Indonesian rupiah, due 2022-2024	7.55%-7.75%	1,782	8,474
Unsubordinated bonds, payable in Australian dollars, due 2022-2028	0.01%-0.75%	380	532
Unsubordinated bonds, payable in Turkish lira, due 2022-2023	0.01%-15.00%	177	822
Unsubordinated bonds, payable in Chinese yuan, due 2022 -2023	0.00%	18,629	62,982
Unsubordinated bonds, payable in Indian rupee, due 2022-2032	5.50%-11.40%	142,365	126,395
Subordinated bonds:
Subordinated bonds, payable in Japanese yen, due 2028	4.00%-4.15%	20,000	20,000

Total other subsidiaries		2,349,114	2,230,062

Total debt securities in issue		¥11,984,994	¥11,428,437

Summary of Movement in Subordinated Bonds
The following table presents the movement in Subordinated bonds for the fiscal years ended March 31, 2023 and 2022.

	For the fiscal year ended March 31,
	2023	2022

	(In millions)

Subordinated bonds at beginning of period (1)	¥1,003,021	¥1,277,362
Cash flows:
Proceeds from issuance of subordinated bonds	99,984	95,533
Redemption of subordinated bonds	—	(382,600)
Non-cash changes:
Foreign exchange translations	43,940	47,143
Others	(33,195)	(34,417)

Subordinated bonds at end of period (1)	¥1,113,750	¥1,003,021

(1)	The balances are comprised of subordinated bonds issued by SMFG, SMBC and other subsidiaries.